DEBT (Details) - 10% Notes - USD ($)							1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 21, 2016	Jun. 03, 2016	May 04, 2015	May 01, 2015	Dec. 31, 2014	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2015	Jan. 31, 2014
DEBT (Details) - 10% Notes [Line Items]
Repayments of Convertible Debt								$ 153,189
Debt Conversion, Converted Instrument, Amount													$ 550,000
Debt Instrument, Interest Rate, Effective Percentage									14.00%		14.00%					8.50%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period													3 years
Interest Expense									$ 81,563	$ 5,276,550	$ 240,380	$ 5,381,125	$ 5,476,084	$ 300,669
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)													100,000
Fair Value Assumptions, Risk Free Interest Rate	1.50%	0.92%		0.60%	0.60%	0.60%			1.50%
Fair Value Assumptions, Expected Volatility Rate	153.00%	146.00%		133.00%	133.00%	129.00%			128.00%
10% Convertible Note [Member]
DEBT (Details) - 10% Notes [Line Items]
Repayments of Convertible Debt								359,000
Debt Conversion, Converted Instrument, Amount													$ 300,000
Debt Instrument, Interest Rate, Effective Percentage														10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years											18 months
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 1.07											$ 1.08
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)			659,000
Fair Value Assumptions, Risk Free Interest Rate			1.20%
Fair Value Assumptions, Expected Volatility Rate			151.00%
Extinguishment of Debt, Amount			$ 358,000
Class of Warrant or Right, Expense or Revenue Recognized							$84,000
Infinity Capital [Member]
DEBT (Details) - 10% Notes [Line Items]
Debt Conversion, Converted Instrument, Amount														$ 309,000
Debt Instrument, Interest Rate, Effective Percentage															5.00%
Interest Expense											$ 51,239	$ 26,540
Infinity Capital [Member] | 10% Convertible Note [Member]
DEBT (Details) - 10% Notes [Line Items]
Repayments of Convertible Debt								$ 347,000
Additional Collateral, Aggregate Fair Value														309,000
Interest Expense													$ 22,500	$ 14,000